Schedule of Investments (unaudited)	iShares® International Treasury Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Foreign Government Obligations

Australia — 4.6%
Australia Government Bond
0.25%, 11/21/24(a)	AUD	5,036	$3,218,857
0.25%, 11/21/25(a)	AUD	3,938	2,432,325
0.50%, 09/21/26(a)	AUD	2,893	1,751,431
1.00%, 12/21/30(a)	AUD	2,255	1,229,680
1.00%, 11/21/31(a)	AUD	5,285	2,801,644
1.25%, 05/21/32	AUD	6,112	3,267,019
1.50%, 06/21/31(a)	AUD	4,620	2,584,328
1.75%, 11/21/32(a)	AUD	5,300	2,932,736
1.75%, 06/21/51(a)	AUD	3,206	1,246,235
2.25%, 05/21/28(a)	AUD	2,866	1,792,357
2.50%, 05/21/30(a)	AUD	4,791	2,945,444
2.75%, 11/21/27(a)	AUD	3,164	2,034,383
2.75%, 11/21/28(a)	AUD	1,056	672,310
2.75%, 11/21/29(a)	AUD	2,229	1,401,247
2.75%, 06/21/35(a)	AUD	736	431,601
2.75%, 05/21/41(a)	AUD	1,930	1,042,705
3.00%, 11/21/33(a)	AUD	3,982	2,439,147
3.00%, 03/21/47(a)	AUD	2,455	1,313,299
3.25%, 04/21/25(a)	AUD	2,473	1,640,001
3.25%, 04/21/29(a)	AUD	3,020	1,963,682
3.25%, 06/21/39(a)	AUD	3,030	1,797,635
3.50%, 12/21/34	AUD	1,595	1,014,911
3.75%, 05/21/34(a)	AUD	3,761	2,457,802
3.75%, 04/21/37(a)	AUD	1,368	877,986
4.25%, 04/21/26(a)	AUD	4,236	2,871,014
4.50%, 04/21/33(a)	AUD	3,497	2,435,305
4.75%, 04/21/27(a)	AUD	4,646	3,216,618
			53,811,702
Austria — 4.6%
Republic of Austria Government Bond
0.00%, 04/20/25(b)(c)	EUR	2,666	2,770,341
0.00%, 10/20/28(b)(c)	EUR	1,165	1,098,759
0.00%, 02/20/30(b)(c)	EUR	2,688	2,431,159
0.00%, 02/20/31(b)(c)	EUR	2,721	2,385,614
0.00%, 10/20/40(b)(c)	EUR	1,769	1,126,359
0.25%, 10/20/36(b)	EUR	789	594,328
0.50%, 04/20/27(b)	EUR	3,417	3,427,505
0.50%, 02/20/29(a)(b)	EUR	3,202	3,073,836
0.70%, 04/20/71(b)	EUR	812	377,295
0.75%, 10/20/26(b)	EUR	4,374	4,476,513
0.75%, 02/20/28(b)	EUR	1,881	1,873,546
0.75%, 03/20/51(b)	EUR	1,973	1,207,874
0.85%, 06/30/2120(b)	EUR	957	391,216
0.90%, 02/20/32(b)	EUR	2,798	2,583,563
1.20%, 10/20/25(b)	EUR	1,981	2,086,848
1.50%, 02/20/47(b)	EUR	2,042	1,609,502
1.50%, 11/02/86(b)	EUR	590	363,080
1.65%, 10/21/24(b)	EUR	2,498	2,687,776
1.85%, 05/23/49(b)	EUR	980	821,278
2.00%, 07/15/26(b)	EUR	898	958,323
2.10%, 09/20/2117(b)	EUR	1,241	932,213
2.40%, 05/23/34(b)	EUR	2,602	2,667,217
2.90%, 05/23/29(b)	EUR	720	789,265
2.90%, 02/20/33(a)(b)	EUR	1,819	1,966,591
3.15%, 06/20/44(b)	EUR	1,556	1,689,951
3.15%, 10/20/53(b)	EUR	556	599,585
3.80%, 01/26/62(b)	EUR	767	944,852
Security	Par (000)		Value

Austria (continued)
4.15%, 03/15/37(a)(b)	EUR	3,266	$3,940,836
4.85%, 03/15/26(b)	EUR	598	684,985
6.25%, 07/15/27	EUR	2,613	3,208,733
			53,768,943
Belgium — 4.6%
Kingdom of Belgium Government Bond
0.00%, 10/22/27(b)(c)	EUR	1,774	1,727,765
0.00%, 10/22/31(b)(c)	EUR	1,971	1,698,152
0.10%, 06/22/30(b)	EUR	1,999	1,818,324
0.35%, 06/22/32(b)	EUR	2,565	2,234,177
0.40%, 06/22/40(b)	EUR	1,444	978,963
0.50%, 10/22/24(b)	EUR	439	465,787
0.65%, 06/22/71(b)	EUR	891	381,477
0.80%, 06/22/25(b)	EUR	4,489	4,720,463
0.80%, 06/22/27(b)	EUR	2,502	2,536,926
0.80%, 06/22/28(b)	EUR	3,148	3,141,203
0.90%, 06/22/29(b)	EUR	1,199	1,180,407
1.00%, 06/22/26(b)	EUR	1,790	1,858,876
1.00%, 06/22/31(b)	EUR	2,357	2,234,670
1.40%, 06/22/53(b)	EUR	1,491	1,012,138
1.45%, 06/22/37(b)	EUR	955	834,033
1.60%, 06/22/47(b)	EUR	1,604	1,236,327
1.70%, 06/22/50(b)	EUR	1,550	1,179,034
1.90%, 06/22/38(b)	EUR	1,221	1,113,461
2.15%, 06/22/66(b)	EUR	1,179	930,072
2.25%, 06/22/57(b)	EUR	982	819,607
2.75%, 04/22/39(b)	EUR	775	785,733
3.00%, 06/22/33(b)	EUR	1,813	1,971,666
3.00%, 06/22/34(b)	EUR	786	848,479
3.30%, 06/22/54(b)	EUR	1,129	1,183,738
3.45%, 06/22/43(b)	EUR	623	682,660
3.75%, 06/22/45(a)	EUR	959	1,102,328
4.00%, 03/28/32(a)	EUR	1,615	1,904,051
4.25%, 03/28/41(b)	EUR	2,591	3,164,754
4.50%, 03/28/26(b)	EUR	1,651	1,879,070
5.00%, 03/28/35(b)	EUR	2,462	3,161,180
5.50%, 03/28/28	EUR	2,860	3,497,046
Series 86, 1.25%, 04/22/33(b)	EUR	1,569	1,469,971
			53,752,538
Canada — 4.6%
Canada Government Bond, 3.75%, 05/01/25	CAD	2,123	1,581,966
Canadian Government Bond
0.25%, 03/01/26	CAD	2,916	1,988,470
0.50%, 09/01/25	CAD	3,311	2,306,514
0.50%, 12/01/30	CAD	3,408	2,071,730
1.00%, 09/01/26	CAD	1,797	1,236,811
1.00%, 06/01/27	CAD	362	246,234
1.25%, 03/01/25	CAD	2,491	1,787,668
1.25%, 03/01/27	CAD	2,041	1,401,389
1.25%, 06/01/30	CAD	4,956	3,220,188
1.50%, 04/01/25	CAD	1,700	1,220,625
1.50%, 06/01/26	CAD	405	284,678
1.50%, 06/01/31	CAD	4,436	2,888,068
1.50%, 12/01/31	CAD	3,319	2,144,935
1.75%, 12/01/53	CAD	3,950	2,107,985
2.00%, 06/01/28	CAD	2,308	1,617,062
2.00%, 06/01/32	CAD	3,279	2,197,264
2.00%, 12/01/51	CAD	5,350	3,072,056
2.25%, 06/01/25	CAD	641	465,531

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Canada (continued)
2.25%, 06/01/29	CAD	320	$225,387
2.50%, 12/01/32	CAD	3,826	2,667,073
2.75%, 09/01/27	CAD	5,349	3,867,554
2.75%, 06/01/33	CAD	1,288	916,315
2.75%, 12/01/48	CAD	1,491	1,015,370
2.75%, 12/01/64	CAD	973	643,804
3.00%, 11/01/24	CAD	7,116	5,264,647
3.50%, 03/01/28	CAD	1,390	1,036,410
3.50%, 12/01/45	CAD	716	551,466
3.75%, 02/01/25	CAD	1,070	797,698
4.00%, 06/01/41	CAD	1,350	1,097,261
5.00%, 06/01/37	CAD	561	494,760
5.75%, 06/01/29	CAD	654	550,022
5.75%, 06/01/33	CAD	2,178	1,954,411
0.75%, 10/01/24	CAD	1,200	866,559
			53,787,911
Denmark — 4.3%
Denmark Government Bond
0.00%, 11/15/24(c)	DKK	48,591	6,875,325
0.00%, 11/15/31(c)	DKK	54,591	6,478,604
0.25%, 11/15/52	DKK	41,846	3,113,722
0.50%, 11/15/27	DKK	44,152	5,930,885
0.50%, 11/15/29	DKK	43,602	5,642,899
1.75%, 11/15/25	DKK	40,836	5,848,175
2.25%, 11/15/33	DKK	14,601	2,049,944
4.50%, 11/15/39	DKK	79,829	14,307,389
			50,246,943
Finland — 4.5%
Finland Government Bond
0.00%, 09/15/24(b)(c)	EUR	1,906	2,016,097
0.00%, 09/15/26(b)(c)	EUR	1,196	1,197,481
0.00%, 09/15/30(b)(c)	EUR	1,929	1,724,554
0.13%, 09/15/31(b)	EUR	3,831	3,355,301
0.13%, 04/15/36(b)	EUR	1,690	1,269,938
0.13%, 04/15/52(b)	EUR	2,360	1,163,310
0.25%, 09/15/40(b)	EUR	1,998	1,348,199
0.50%, 04/15/26(b)	EUR	3,593	3,695,460
0.50%, 09/15/27(b)	EUR	3,392	3,381,282
0.50%, 09/15/28(b)	EUR	2,756	2,685,414
0.50%, 09/15/29(b)	EUR	3,324	3,166,430
0.50%, 04/15/43(b)	EUR	1,922	1,286,181
0.75%, 04/15/31(b)	EUR	2,393	2,237,149
0.88%, 09/15/25(b)	EUR	3,886	4,072,869
1.13%, 04/15/34(b)	EUR	2,280	2,061,467
1.38%, 04/15/27(b)	EUR	2,326	2,415,040
1.38%, 04/15/47(b)	EUR	2,674	2,096,413
1.50%, 09/15/32(b)	EUR	3,090	2,993,668
2.63%, 07/04/42(b)	EUR	2,869	2,912,077
2.75%, 07/04/28(b)	EUR	2,909	3,175,610
2.75%, 04/15/38(b)	EUR	2,052	2,122,023
3.00%, 09/15/33(b)	EUR	1,705	1,864,694
4.00%, 07/04/25(b)	EUR	1,267	1,411,915
			53,652,572
France — 8.2%
French Republic Government Bond OAT
0.00%, 02/25/25(a)(c)	EUR	2,769	2,893,509
0.00%, 03/25/25(a)(c)	EUR	3,094	3,226,318
0.00%, 02/25/26(a)(c)	EUR	2,687	2,733,962
0.00%, 02/25/27(a)(c)	EUR	3,073	3,046,632
Security	Par (000)		Value

France (continued)
0.00%, 11/25/29(a)(c)	EUR	2,058	$1,896,203
0.00%, 11/25/30(a)(c)	EUR	3,253	2,908,552
0.00%, 11/25/31(a)(c)	EUR	2,704	2,343,060
0.00%, 05/25/32(a)(c)	EUR	2,061	1,756,204
0.25%, 11/25/26(a)	EUR	2,601	2,617,289
0.50%, 05/25/25(a)	EUR	3,223	3,374,656
0.50%, 05/25/26(a)	EUR	1,268	1,300,897
0.50%, 05/25/29(a)	EUR	2,853	2,747,902
0.50%, 05/25/40(b)	EUR	1,955	1,375,480
0.50%, 06/25/44(a)(b)	EUR	957	610,499
0.50%, 05/25/72(b)	EUR	599	237,755
0.75%, 02/25/28(a)	EUR	3,191	3,192,038
0.75%, 05/25/28(a)	EUR	2,717	2,705,935
0.75%, 11/25/28(a)	EUR	3,190	3,148,599
0.75%, 05/25/52(a)	EUR	1,604	924,302
0.75%, 05/25/53(b)	EUR	1,932	1,086,334
1.00%, 11/25/25(a)	EUR	1,703	1,784,149
1.00%, 05/25/27(a)	EUR	2,626	2,688,931
1.25%, 05/25/34(a)	EUR	2,794	2,560,208
1.25%, 05/25/36(b)	EUR	2,791	2,447,293
1.50%, 05/25/31(a)	EUR	3,281	3,267,999
1.50%, 05/25/50(b)	EUR	2,950	2,182,569
1.75%, 11/25/24(a)	EUR	709	762,812
1.75%, 06/25/39(b)	EUR	1,877	1,684,236
1.75%, 05/25/66(b)	EUR	940	667,764
2.00%, 11/25/32(a)	EUR	1,951	1,978,020
2.00%, 05/25/48(b)	EUR	726	614,802
2.50%, 05/25/30(a)	EUR	3,802	4,093,350
2.50%, 05/25/43(b)	EUR	769	739,065
2.75%, 10/25/27(a)	EUR	3,448	3,769,169
3.00%, 05/25/33	EUR	1,267	1,391,117
3.25%, 05/25/45(a)	EUR	1,422	1,534,565
3.50%, 04/25/26(a)	EUR	3,840	4,269,602
4.00%, 10/25/38(a)	EUR	1,617	1,933,860
4.00%, 04/25/55(b)	EUR	1,460	1,776,288
4.00%, 04/25/60(a)	EUR	1,021	1,253,795
4.50%, 04/25/41(a)	EUR	2,260	2,870,771
4.75%, 04/25/35(a)	EUR	1,095	1,390,566
5.50%, 04/25/29(a)	EUR	2,555	3,192,121
5.75%, 10/25/32(a)	EUR	2,411	3,237,055
6.00%, 10/25/25(a)	EUR	648	755,154
			96,971,387
Germany — 6.5%
Bundesobligation
0.00%, 10/18/24(a)(c)	EUR	1,941	2,050,131
0.00%, 04/11/25(a)(c)	EUR	2,461	2,568,385
0.00%, 10/10/25(a)(c)	EUR	1,034	1,065,949
0.00%, 04/10/26(a)(c)	EUR	1,430	1,458,279
0.00%, 10/09/26(a)(c)	EUR	1,495	1,507,864
0.00%, 04/16/27(a)(c)	EUR	1,341	1,338,871
1.30%, 10/15/27(a)	EUR	1,765	1,843,372
2.20%, 04/13/28(a)	EUR	151	163,468
Series G, 0.00%, 10/10/25(a)(c)	EUR	2,524	2,603,871
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)(c)	EUR	1,252	1,268,059
0.00%, 11/15/27(a)(c)	EUR	1,495	1,474,792
0.00%, 11/15/28(a)(c)	EUR	1,433	1,383,867
0.00%, 08/15/29(a)(c)	EUR	1,665	1,581,917
0.00%, 02/15/30(a)(c)	EUR	2,257	2,120,876
0.00%, 08/15/30(a)(c)	EUR	1,342	1,247,398

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Germany (continued)
0.00%, 02/15/31(a)(c)	EUR	1,546	$1,420,376
0.00%, 08/15/31(a)(c)	EUR	1,856	1,685,167
0.00%, 02/15/32(a)(c)	EUR	1,494	1,339,913
0.00%, 05/15/35(a)(c)	EUR	2,670	2,185,427
0.00%, 05/15/36(a)(c)	EUR	2,279	1,810,813
0.00%, 08/15/50(a)(c)	EUR	1,668	940,843
0.00%, 08/15/52(a)(c)	EUR	1,475	791,145
0.25%, 02/15/27(a)	EUR	2,240	2,265,358
0.25%, 08/15/28(a)	EUR	1,517	1,492,508
0.25%, 02/15/29(a)	EUR	2,014	1,962,927
0.50%, 02/15/25(a)	EUR	2,100	2,216,801
0.50%, 02/15/26(a)	EUR	1,241	1,286,118
0.50%, 08/15/27(a)	EUR	1,673	1,694,680
0.50%, 02/15/28(a)	EUR	1,508	1,515,421
1.00%, 08/15/24(a)	EUR	1,049	1,126,537
1.00%, 08/15/25(a)	EUR	1,066	1,125,583
1.00%, 05/15/38(a)	EUR	369	325,696
1.25%, 08/15/48(a)	EUR	2,008	1,689,914
1.70%, 08/15/32(a)	EUR	1,114	1,152,676
1.80%, 08/15/53(a)	EUR	1,158	1,070,690
2.10%, 11/15/29(a)	EUR	1,212	1,303,491
2.30%, 02/15/33(a)	EUR	2,036	2,209,235
2.50%, 07/04/44(a)	EUR	1,819	1,966,998
2.50%, 08/15/46(a)	EUR	1,773	1,925,787
3.25%, 07/04/42(a)	EUR	908	1,089,386
4.00%, 01/04/37(a)	EUR	1,739	2,212,333
4.25%, 07/04/39(a)	EUR	844	1,120,812
4.75%, 07/04/28(a)	EUR	946	1,145,992
4.75%, 07/04/34(a)	EUR	423	562,843
4.75%, 07/04/40(a)	EUR	1,259	1,781,082
5.50%, 01/04/31(a)	EUR	1,364	1,805,939
5.63%, 01/04/28(a)	EUR	1,471	1,821,897
6.25%, 01/04/30(a)	EUR	1,225	1,646,557
6.50%, 07/04/27(a)	EUR	773	969,531
Series G, 0.00%, 08/15/30(a)(c)	EUR	656	610,326
Series G, 0.00%, 08/15/31(a)(c)	EUR	81	73,601
Series G, 0.00%, 08/15/50(a)(c)	EUR	759	430,220
Bundesschatzanweisungen
0.40%, 09/13/24(a)	EUR	971	1,033,174
2.20%, 12/12/24(a)	EUR	580	628,444
			77,113,340
Ireland — 4.6%
Ireland Government Bond
0.00%, 10/18/31(a)(c)	EUR	4,220	3,684,538
0.20%, 05/15/27(a)	EUR	3,903	3,876,377
0.20%, 10/18/30(a)	EUR	3,488	3,177,281
0.35%, 10/18/32(a)	EUR	1,979	1,733,113
0.40%, 05/15/35(a)	EUR	2,375	1,937,333
0.55%, 04/22/41(a)	EUR	1,551	1,087,145
0.90%, 05/15/28(a)	EUR	3,535	3,557,078
1.00%, 05/15/26(a)	EUR	4,101	4,281,196
1.10%, 05/15/29(a)	EUR	4,200	4,197,211
1.30%, 05/15/33(a)	EUR	2,174	2,060,306
1.35%, 03/18/31(a)	EUR	3,267	3,235,735
1.50%, 05/15/50(a)	EUR	3,818	2,881,014
1.70%, 05/15/37(a)	EUR	3,466	3,179,789
2.00%, 02/18/45(a)	EUR	4,777	4,194,497
2.40%, 05/15/30(a)	EUR	3,559	3,812,243
3.00%, 10/18/43(a)	EUR	1,275	1,353,779
Security	Par (000)		Value

Ireland (continued)
5.40%, 03/13/25	EUR	4,805	$5,465,503
			53,714,138
Israel — 4.0%
Israel Government Bond - Fixed
0.40%, 10/31/24	ILS	6,272	1,624,695
0.50%, 04/30/25	ILS	29,261	7,470,152
0.50%, 02/27/26	ILS	11,645	2,894,552
1.00%, 03/31/30	ILS	16,745	3,813,096
1.30%, 04/30/32	ILS	11,322	2,514,628
1.50%, 05/31/37	ILS	13,430	2,703,249
1.75%, 08/31/25	ILS	13,356	3,461,333
2.00%, 03/31/27	ILS	18,664	4,757,871
2.25%, 09/28/28	ILS	18,271	4,607,685
2.80%, 11/29/52	ILS	5,365	1,119,187
3.75%, 03/31/47	ILS	18,975	4,863,486
5.50%, 01/31/42	ILS	14,521	4,667,444
6.25%, 10/30/26	ILS	9,183	2,670,947
			47,168,325
Italy — 7.6%
Italy Buoni Poliennali Del Tesoro
0.00%, 08/15/24(a)(c)	EUR	565	598,177
0.00%, 12/15/24(a)(c)	EUR	1,225	1,282,561
0.00%, 04/01/26(a)(c)	EUR	1,880	1,881,377
0.00%, 08/01/26(a)(c)	EUR	1,175	1,162,567
0.25%, 03/15/28(a)	EUR	1,463	1,382,292
0.35%, 02/01/25(a)	EUR	1,304	1,365,258
0.45%, 02/15/29(a)	EUR	858	793,036
0.50%, 02/01/26(a)	EUR	1,420	1,448,050
0.50%, 07/15/28(a)	EUR	848	802,049
0.60%, 08/01/31(b)	EUR	1,475	1,263,953
0.85%, 01/15/27(a)	EUR	847	850,470
0.90%, 04/01/31(a)	EUR	1,801	1,600,160
0.95%, 09/15/27(a)	EUR	457	452,692
0.95%, 09/15/27(a)(b)	EUR	600	594,344
0.95%, 08/01/30(a)	EUR	551	501,817
0.95%, 12/01/31(b)	EUR	1,287	1,124,871
0.95%, 06/01/32	EUR	1,263	1,085,911
0.95%, 03/01/37(b)	EUR	945	694,549
1.10%, 04/01/27(a)	EUR	930	937,726
1.20%, 08/15/25(a)	EUR	1,285	1,347,245
1.25%, 12/01/26(a)	EUR	1,328	1,356,233
1.35%, 04/01/30(a)	EUR	1,381	1,306,151
1.45%, 11/15/24(a)	EUR	1,297	1,386,978
1.45%, 05/15/25(a)	EUR	1,473	1,559,932
1.45%, 03/01/36(b)	EUR	1,294	1,045,653
1.50%, 06/01/25(a)	EUR	1,550	1,639,550
1.50%, 04/30/45(b)	EUR	880	588,896
1.60%, 06/01/26(a)	EUR	1,436	1,496,654
1.65%, 12/01/30(b)	EUR	1,430	1,357,637
1.65%, 03/01/32(b)	EUR	1,416	1,306,684
1.70%, 09/01/51(b)	EUR	991	639,119
1.80%, 03/01/41(a)(b)	EUR	1,335	1,018,955
1.85%, 07/01/25(b)	EUR	1,426	1,518,421
2.00%, 12/01/25(a)	EUR	910	966,327
2.00%, 02/01/28(a)	EUR	1,521	1,564,140
2.05%, 08/01/27(a)	EUR	1,027	1,066,540
2.10%, 07/15/26(a)	EUR	1,121	1,182,893
2.15%, 09/01/52(b)	EUR	529	373,718
2.15%, 03/01/72(a)(b)	EUR	153	96,828

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Italy (continued)
2.20%, 06/01/27(a)	EUR	1,287	$1,347,927
2.25%, 09/01/36(b)	EUR	1,105	978,969
2.45%, 09/01/33(b)	EUR	614	588,188
2.45%, 09/01/50(b)	EUR	1,557	1,203,156
2.50%, 12/01/24(a)	EUR	1,063	1,151,693
2.50%, 12/01/32(a)	EUR	1,224	1,196,002
2.65%, 12/01/27(a)	EUR	1,603	1,697,569
2.70%, 03/01/47(b)	EUR	1,102	923,943
2.80%, 12/01/28(a)	EUR	1,748	1,847,375
2.80%, 06/15/29(a)	EUR	1,063	1,115,415
2.80%, 03/01/67(b)	EUR	539	412,554
2.95%, 09/01/38(b)	EUR	954	894,983
3.00%, 08/01/29(a)	EUR	1,395	1,478,985
3.10%, 03/01/40(b)	EUR	852	800,633
3.25%, 03/01/38(b)	EUR	444	433,063
3.25%, 09/01/46(b)	EUR	423	391,739
3.35%, 03/01/35(b)	EUR	1,272	1,292,735
3.40%, 03/28/25(a)	EUR	116	127,045
3.45%, 03/01/48(b)	EUR	790	751,100
3.50%, 03/01/30(b)	EUR	1,374	1,492,313
3.75%, 09/01/24(a)	EUR	1,410	1,550,683
3.85%, 12/15/29(a)	EUR	1,084	1,199,617
3.85%, 09/01/49(b)	EUR	799	806,604
4.00%, 10/30/31(b)	EUR	427	474,181
4.00%, 02/01/37(b)	EUR	1,160	1,247,667
4.35%, 11/01/33	EUR	219	246,697
4.40%, 05/01/33(a)	EUR	1,153	1,308,824
4.45%, 09/01/43(b)	EUR	300	330,942
4.50%, 03/01/26(b)	EUR	1,669	1,877,089
4.75%, 09/01/28(b)	EUR	1,987	2,299,514
4.75%, 09/01/44(b)	EUR	1,291	1,484,494
5.00%, 03/01/25(b)	EUR	1,382	1,550,948
5.00%, 08/01/34(b)	EUR	1,665	1,969,835
5.00%, 08/01/39(b)	EUR	1,164	1,376,880
5.00%, 09/01/40(b)	EUR	1,183	1,402,776
5.25%, 11/01/29(a)	EUR	1,736	2,081,072
5.75%, 02/01/33(a)	EUR	1,357	1,695,161
6.00%, 05/01/31(a)	EUR	1,796	2,267,828
7.25%, 11/01/26(a)	EUR	1,264	1,545,750
			89,482,363
Japan — 14.3%
Japan Government Five Year Bond
0.00%, 12/20/26(c)	JPY	341,250	2,396,918
0.00%, 03/20/27(c)	JPY	115,950	813,920
0.00%, 06/20/27(c)	JPY	445,450	3,124,772
0.10%, 09/20/24	JPY	22,950	161,656
0.10%, 12/20/24	JPY	80,000	563,585
0.10%, 03/20/25	JPY	479,950	3,380,651
0.10%, 06/20/25	JPY	249,400	1,757,169
0.10%, 09/20/27	JPY	80,000	562,854
0.20%, 03/20/28	JPY	237,750	1,676,140
0.30%, 12/20/27	JPY	164,400	1,165,112
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	156,000	791,541
0.50%, 03/20/59	JPY	146,000	742,844
0.50%, 03/20/60	JPY	224,700	1,131,911
0.70%, 03/20/61	JPY	207,150	1,113,614
0.80%, 03/20/58	JPY	177,250	1,013,427
0.90%, 03/20/57	JPY	143,150	850,267
1.00%, 03/20/62	JPY	222,300	1,311,205
Security	Par (000)		Value

Japan (continued)
1.30%, 03/20/63	JPY	35,500	$228,419
1.40%, 03/20/55	JPY	10,150	69,972
1.90%, 03/20/53	JPY	67,050	522,327
2.00%, 03/20/52	JPY	117,500	931,196
2.20%, 03/20/49	JPY	59,100	487,115
2.20%, 03/20/50	JPY	77,100	634,955
2.20%, 03/20/51	JPY	112,500	927,306
2.40%, 03/20/48	JPY	10,900	93,275
Japan Government Ten Year Bond
0.10%, 12/20/26	JPY	109,700	773,001
0.10%, 03/20/27	JPY	109,550	771,651
0.10%, 06/20/27	JPY	58,050	408,715
0.10%, 09/20/27	JPY	176,650	1,242,852
0.10%, 12/20/27	JPY	231,850	1,628,907
0.10%, 03/20/28	JPY	217,850	1,528,786
0.10%, 06/20/28	JPY	196,250	1,374,847
0.10%, 12/20/28	JPY	82,500	576,192
0.10%, 06/20/29	JPY	73,100	508,702
0.10%, 09/20/29	JPY	50,100	348,156
0.10%, 12/20/29	JPY	85,200	590,833
0.10%, 09/20/30	JPY	305,100	2,101,290
0.10%, 12/20/30	JPY	170,900	1,174,383
0.10%, 03/20/31	JPY	11,350	77,812
0.10%, 06/20/31	JPY	109,650	749,904
0.10%, 09/20/31	JPY	130,500	890,370
0.10%, 12/20/31	JPY	138,650	943,841
0.40%, 06/20/25	JPY	36,850	261,096
0.40%, 06/20/33	JPY	86,850	598,747
0.50%, 09/20/24	JPY	81,900	579,509
0.50%, 12/20/32	JPY	63,150	441,693
0.50%, 03/20/33	JPY	100,450	700,901
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	65,700	369,844
0.40%, 06/20/49	JPY	93,900	517,105
0.40%, 09/20/49	JPY	70,400	385,781
0.40%, 12/20/49	JPY	136,500	747,087
0.40%, 03/20/50	JPY	160,450	873,816
0.50%, 09/20/46	JPY	23,850	140,354
0.50%, 03/20/49	JPY	135,000	767,270
0.60%, 12/20/46	JPY	71,300	428,722
0.60%, 06/20/50	JPY	160,300	917,709
0.60%, 09/20/50	JPY	160,400	917,538
0.70%, 06/20/48	JPY	90,400	546,016
0.70%, 12/20/48	JPY	118,450	710,725
0.70%, 12/20/50	JPY	173,400	1,016,376
0.70%, 03/20/51	JPY	160,250	936,955
0.70%, 06/20/51	JPY	153,850	897,275
0.70%, 09/20/51	JPY	142,550	830,881
0.70%, 12/20/51	JPY	212,200	1,233,733
0.80%, 03/20/46	JPY	85,950	544,204
0.80%, 03/20/47	JPY	97,050	609,437
0.80%, 06/20/47	JPY	78,100	488,539
0.80%, 09/20/47	JPY	54,550	340,498
0.80%, 12/20/47	JPY	52,200	324,553
0.80%, 03/20/48	JPY	107,650	667,851
0.90%, 09/20/48	JPY	87,350	551,859
1.00%, 03/20/52	JPY	139,450	876,938
1.30%, 06/20/52	JPY	162,700	1,103,007
1.40%, 09/20/45	JPY	37,500	269,423
1.40%, 12/20/45	JPY	56,950	408,075

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Japan (continued)
1.40%, 09/20/52	JPY	174,600	$1,211,774
1.40%, 03/20/53	JPY	137,250	951,841
1.50%, 12/20/44	JPY	50,150	367,838
1.50%, 03/20/45	JPY	104,100	761,697
1.60%, 06/20/45	JPY	7,000	52,203
1.60%, 12/20/52	JPY	113,750	827,989
1.70%, 06/20/33	JPY	61,300	476,250
1.70%, 12/20/43	JPY	101,750	775,436
1.70%, 03/20/44	JPY	121,000	920,320
1.70%, 06/20/44	JPY	66,700	507,162
1.70%, 09/20/44	JPY	64,150	487,597
1.80%, 11/22/32	JPY	26,000	203,511
1.80%, 03/20/43	JPY	122,050	945,944
1.80%, 09/20/43	JPY	114,650	888,534
1.90%, 09/20/42	JPY	160,000	1,262,287
1.90%, 06/20/43	JPY	176,900	1,391,798
2.00%, 12/20/33	JPY	14,550	116,155
2.00%, 09/20/40	JPY	153,300	1,233,329
2.00%, 09/20/41	JPY	198,300	1,590,386
2.00%, 03/20/42	JPY	160,900	1,290,910
2.10%, 09/20/33	JPY	38,950	313,585
2.20%, 09/20/39	JPY	112,900	932,483
2.20%, 03/20/41	JPY	161,950	1,337,879
2.30%, 05/20/32	JPY	24,800	201,116
2.30%, 03/20/35	JPY	47,600	392,363
2.30%, 12/20/35	JPY	50,900	420,996
2.30%, 12/20/36	JPY	67,850	563,508
2.30%, 03/20/39	JPY	132,550	1,106,846
2.30%, 03/20/40	JPY	158,950	1,329,162
2.40%, 03/20/34	JPY	43,200	357,233
2.40%, 12/20/34	JPY	42,600	354,005
2.40%, 03/20/37	JPY	54,700	459,658
2.40%, 09/20/38	JPY	141,950	1,199,059
2.50%, 06/20/34	JPY	50,950	425,990
2.50%, 09/20/34	JPY	39,700	332,412
2.50%, 09/20/35	JPY	36,550	307,841
2.50%, 03/20/36	JPY	55,000	465,121
2.50%, 06/20/36	JPY	67,900	574,715
2.50%, 09/20/36	JPY	36,900	312,531
2.50%, 09/20/37	JPY	87,300	743,656
2.50%, 03/20/38	JPY	29,250	249,626
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	75,000	486,803
0.30%, 06/20/39	JPY	210,400	1,326,763
0.30%, 09/20/39	JPY	192,850	1,210,387
0.30%, 12/20/39	JPY	137,150	857,924
0.40%, 03/20/36	JPY	95,650	639,157
0.40%, 03/20/39	JPY	75,400	484,783
0.40%, 03/20/40	JPY	222,300	1,407,788
0.40%, 06/20/40	JPY	248,700	1,569,958
0.40%, 09/20/40	JPY	272,850	1,714,315
0.40%, 06/20/41	JPY	117,650	730,767
0.50%, 09/20/36	JPY	108,350	729,239
0.50%, 03/20/38	JPY	125,750	831,330
0.50%, 06/20/38	JPY	48,750	321,613
0.50%, 12/20/38	JPY	140,200	918,452
0.50%, 12/20/40	JPY	172,600	1,100,047
0.50%, 03/20/41	JPY	133,900	849,500
0.50%, 09/20/41	JPY	270,500	1,705,254
0.50%, 12/20/41	JPY	307,850	1,934,479
Security	Par (000)		Value

Japan (continued)
0.60%, 12/20/36	JPY	117,600	$799,025
0.60%, 06/20/37	JPY	94,500	639,118
0.60%, 09/20/37	JPY	183,700	1,240,132
0.60%, 12/20/37	JPY	83,950	565,058
0.70%, 03/20/37	JPY	127,800	877,779
0.70%, 09/20/38	JPY	165,500	1,120,651
0.80%, 03/20/42	JPY	150,350	994,361
0.90%, 06/20/42	JPY	207,350	1,390,170
1.00%, 12/20/35	JPY	146,600	1,055,790
1.10%, 09/20/42	JPY	140,700	974,649
1.10%, 03/20/43	JPY	57,550	396,934
1.20%, 12/20/34	JPY	131,050	968,065
1.20%, 03/20/35	JPY	98,900	730,573
1.20%, 09/20/35	JPY	117,150	863,393
1.30%, 06/20/35	JPY	146,050	1,088,889
1.40%, 09/20/34	JPY	179,850	1,357,373
1.40%, 12/20/42	JPY	189,600	1,379,876
1.50%, 06/20/32	JPY	65,950	503,198
1.50%, 03/20/33	JPY	59,400	453,806
1.50%, 03/20/34	JPY	102,050	777,987
1.50%, 06/20/34	JPY	85,050	648,273
1.60%, 03/20/32	JPY	58,700	450,962
1.60%, 06/20/32	JPY	36,700	282,218
1.60%, 03/20/33	JPY	99,250	764,629
1.60%, 12/20/33	JPY	125,700	968,013
1.70%, 09/20/31	JPY	84,400	651,226
1.70%, 12/20/31	JPY	67,350	520,744
1.70%, 03/20/32	JPY	49,950	386,655
1.70%, 06/20/32	JPY	52,800	409,184
1.70%, 09/20/32	JPY	157,050	1,218,458
1.70%, 12/20/32	JPY	71,650	557,048
1.70%, 06/20/33	JPY	123,900	962,599
1.70%, 09/20/33	JPY	119,050	925,538
1.80%, 09/20/30	JPY	51,100	394,881
1.80%, 06/20/31	JPY	47,800	371,232
1.80%, 09/20/31	JPY	88,950	691,242
1.80%, 12/20/31	JPY	80,100	623,870
1.80%, 03/20/32	JPY	101,700	793,169
1.80%, 12/20/32	JPY	15,050	117,955
1.90%, 03/20/25	JPY	31,500	228,388
1.90%, 06/20/25	JPY	40,200	292,826
1.90%, 12/20/28	JPY	66,800	511,805
1.90%, 03/20/29	JPY	25,150	193,128
1.90%, 09/20/30	JPY	31,100	241,848
1.90%, 03/20/31	JPY	82,950	647,181
1.90%, 06/20/31	JPY	140,750	1,100,663
2.00%, 12/20/24	JPY	53,100	383,918
2.00%, 09/20/25	JPY	224,900	1,648,813
2.00%, 03/20/27	JPY	38,350	288,707
2.00%, 06/20/30	JPY	51,700	404,068
2.00%, 12/20/30	JPY	60,550	475,075
2.00%, 03/20/31	JPY	72,550	569,813
2.10%, 09/20/24	JPY	70,600	508,589
2.10%, 03/20/25	JPY	29,900	217,475
2.10%, 12/20/26	JPY	207,400	1,560,096
2.10%, 03/20/27	JPY	222,200	1,678,437
2.10%, 06/20/27	JPY	37,500	284,464
2.10%, 09/20/27	JPY	31,300	238,361
2.10%, 06/20/28	JPY	129,250	993,507
2.10%, 12/20/28	JPY	45,100	348,921

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Japan (continued)
2.10%, 03/20/29	JPY	70,500	$546,884
2.10%, 06/20/29	JPY	13,200	102,726
2.10%, 12/20/30	JPY	104,000	821,232
2.20%, 09/20/27	JPY	102,150	780,875
2.20%, 03/20/28	JPY	81,400	626,557
2.20%, 09/20/28	JPY	29,550	229,016
2.20%, 06/20/29	JPY	39,450	308,620
2.20%, 03/20/31	JPY	70,600	562,259
2.30%, 06/20/27	JPY	189,400	1,447,050
2.40%, 03/20/28	JPY	36,500	283,313
Japan Government Two Year Bond
0.00%, 09/01/24(c)	JPY	141,700	997,035
0.00%, 10/01/24(c)	JPY	387,850	2,729,304
0.00%, 01/01/25(c)	JPY	1,800	12,663
0.00%, 02/01/25(c)	JPY	190,100	1,337,134
0.00%, 04/01/25(c)	JPY	305,700	2,149,860
0.00%, 06/01/25(c)	JPY	254,850	1,791,823
			168,064,372
Netherlands — 4.5%
Netherlands Government Bond
0.00%, 01/15/26(b)(c)	EUR	1,385	1,415,465
0.00%, 01/15/27(b)(c)	EUR	3,368	3,359,838
0.00%, 01/15/29(b)(c)	EUR	1,118	1,059,729
0.00%, 07/15/30(b)(c)	EUR	2,154	1,963,104
0.00%, 07/15/31(b)(c)	EUR	3,176	2,817,356
0.00%, 01/15/38(b)(c)	EUR	1,754	1,272,054
0.00%, 01/15/52(b)(c)	EUR	2,649	1,351,144
0.25%, 07/15/25(b)	EUR	3,183	3,311,738
0.25%, 07/15/29(b)	EUR	2,113	2,009,606
0.50%, 07/15/26(b)	EUR	1,738	1,781,180
0.50%, 07/15/32(b)	EUR	3,348	3,025,887
0.50%, 01/15/40(b)	EUR	2,695	2,051,391
0.75%, 07/15/27(b)	EUR	4,153	4,218,268
0.75%, 07/15/28(b)	EUR	2,419	2,414,734
2.00%, 01/15/54(b)	EUR	1,704	1,562,727
2.50%, 01/15/30(b)	EUR	728	787,629
2.50%, 01/15/33(b)	EUR	2,184	2,347,039
2.50%, 07/15/33(b)	EUR	935	999,659
2.75%, 01/15/47(b)	EUR	3,475	3,773,004
3.75%, 01/15/42(b)	EUR	3,203	3,952,404
4.00%, 01/15/37(b)	EUR	2,895	3,569,310
5.50%, 01/15/28(b)	EUR	3,655	4,464,065
			53,507,331
New Zealand — 3.0%
New Zealand Government Bond
0.25%, 05/15/28	NZD	4,697	2,363,167
0.50%, 05/15/26	NZD	5,894	3,237,883
1.50%, 05/15/31	NZD	3,173	1,563,520
1.75%, 05/15/41	NZD	3,648	1,417,579
2.00%, 05/15/32	NZD	5,808	2,913,247
2.75%, 04/15/25(a)	NZD	4,913	2,921,781
2.75%, 04/15/37(a)	NZD	4,052	1,991,602
2.75%, 05/15/51	NZD	4,147	1,747,643
3.00%, 04/20/29	NZD	6,531	3,712,719
3.50%, 04/14/33(a)	NZD	9,028	5,085,023
4.25%, 05/15/34	NZD	2,998	1,788,869
4.50%, 04/15/27(a)	NZD	8,204	5,034,394
4.50%, 05/15/30	NZD	2,885	1,770,765
			35,548,192
Security	Par (000)		Value

Norway — 2.2%
Norway Government Bond
1.25%, 09/17/31(b)	NOK	31,300	$2,527,767
1.38%, 08/19/30(b)	NOK	39,359	3,283,305
1.50%, 02/19/26(b)	NOK	42,209	3,894,370
1.75%, 03/13/25(b)	NOK	42,151	3,997,567
1.75%, 02/17/27(b)	NOK	25,870	2,356,239
1.75%, 09/06/29(b)	NOK	29,431	2,563,838
2.00%, 04/26/28(b)	NOK	29,813	2,689,481
2.13%, 05/18/32(b)	NOK	24,588	2,111,210
3.00%, 08/15/33(b)	NOK	24,916	2,286,705
			25,710,482
Singapore — 4.6%
Singapore Government Bond
0.50%, 11/01/25	SGD	3,589	2,531,153
1.25%, 11/01/26	SGD	4,541	3,205,183
1.63%, 07/01/31	SGD	2,808	1,903,696
1.88%, 03/01/50	SGD	2,921	1,877,831
1.88%, 10/01/51	SGD	2,568	1,669,649
2.13%, 06/01/26	SGD	4,427	3,220,066
2.25%, 08/01/36	SGD	4,670	3,242,257
2.38%, 06/01/25	SGD	6,461	4,762,992
2.38%, 07/01/39	SGD	2,201	1,551,186
2.63%, 05/01/28	SGD	3,700	2,735,983
2.63%, 08/01/32	SGD	3,313	2,406,936
2.75%, 04/01/42	SGD	3,149	2,373,892
2.75%, 03/01/46	SGD	4,800	3,637,821
2.88%, 09/01/27	SGD	1,538	1,147,691
2.88%, 07/01/29	SGD	3,397	2,536,580
2.88%, 09/01/30	SGD	4,768	3,556,664
3.00%, 09/01/24	SGD	4,970	3,713,026
3.00%, 08/01/72(a)	SGD	1,489	1,271,610
3.38%, 09/01/33	SGD	3,995	3,085,861
3.50%, 03/01/27	SGD	4,456	3,389,174
			53,819,251
Spain — 4.9%
Spain Government Bond
0.00%, 01/31/25(c)	EUR	730	762,712
0.00%, 05/31/25(c)	EUR	1,547	1,598,752
0.00%, 01/31/26(c)	EUR	1,580	1,600,510
0.00%, 01/31/27(c)	EUR	1,098	1,079,343
0.00%, 01/31/28(c)	EUR	1,204	1,148,303
0.10%, 04/30/31(b)	EUR	1,478	1,272,569
0.25%, 07/30/24	EUR	40	42,521
0.50%, 04/30/30(b)	EUR	717	658,313
0.50%, 10/31/31(b)	EUR	1,271	1,114,283
0.60%, 10/31/29(b)	EUR	1,288	1,207,571
0.70%, 04/30/32(b)	EUR	1,596	1,404,579
0.80%, 07/30/27(b)	EUR	949	950,457
0.80%, 07/30/29	EUR	761	726,859
0.85%, 07/30/37(a)(b)	EUR	638	483,447
1.00%, 07/30/42(b)	EUR	551	375,042
1.00%, 10/31/50(b)	EUR	1,339	766,296
1.20%, 10/31/40(b)	EUR	1,235	911,004
1.25%, 10/31/30(b)	EUR	1,642	1,570,807
1.30%, 10/31/26(b)	EUR	1,516	1,568,916
1.40%, 04/30/28(b)	EUR	1,554	1,575,180
1.40%, 07/30/28(b)	EUR	1,897	1,914,512
1.45%, 10/31/27(b)	EUR	1,711	1,751,853
1.45%, 04/30/29(b)	EUR	1,240	1,238,454

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Spain (continued)
1.45%, 10/31/71(b)	EUR	829	$426,348
1.50%, 04/30/27(b)	EUR	1,018	1,051,832
1.60%, 04/30/25(b)	EUR	1,237	1,318,858
1.85%, 07/30/35(b)	EUR	1,499	1,370,289
1.90%, 10/31/52(b)	EUR	621	441,348
1.95%, 04/30/26(b)	EUR	1,504	1,596,664
1.95%, 07/30/30(b)	EUR	1,591	1,606,247
2.15%, 10/31/25(b)	EUR	1,781	1,909,940
2.35%, 07/30/33(b)	EUR	1,257	1,253,152
2.55%, 10/31/32(b)	EUR	1,250	1,282,072
2.70%, 10/31/48(b)	EUR	1,223	1,085,527
2.75%, 10/31/24(b)	EUR	1,842	2,005,513
2.80%, 05/31/26	EUR	159	172,448
2.90%, 10/31/46(b)	EUR	778	728,571
3.15%, 04/30/33(b)	EUR	1,570	1,683,630
3.45%, 07/30/43(b)	EUR	532	548,001
3.45%, 07/30/66(b)	EUR	482	468,977
3.90%, 07/30/39(b)	EUR	400	443,455
4.20%, 01/31/37(b)	EUR	1,008	1,167,734
4.65%, 07/30/25(b)	EUR	430	484,118
4.70%, 07/30/41(b)	EUR	1,413	1,726,276
4.90%, 07/30/40(b)	EUR	1,113	1,385,229
5.15%, 10/31/28(b)	EUR	1,448	1,737,369
5.15%, 10/31/44(b)	EUR	820	1,064,589
5.75%, 07/30/32	EUR	1,239	1,610,025
5.90%, 07/30/26(b)	EUR	1,663	1,961,819
6.00%, 01/31/29	EUR	1,246	1,558,547
			57,810,861
Sweden — 2.6%
Sweden Government Bond
0.13%, 05/12/31(a)(b)	SEK	43,935	3,456,317
0.75%, 05/12/28(a)	SEK	51,610	4,477,534
0.75%, 11/12/29(a)	SEK	35,165	2,981,295
1.00%, 11/12/26(a)	SEK	67,215	5,997,973
1.75%, 11/11/33(a)	SEK	18,820	1,657,102
2.25%, 06/01/32(a)	SEK	41,185	3,813,400
2.50%, 05/12/25(a)	SEK	53,080	4,968,888
3.50%, 03/30/39(a)	SEK	32,665	3,421,068
			30,773,577
United Kingdom — 4.9%
U.K. Gilts, 4.00%, 10/22/63	GBP	150	180,567
United Kingdom Gilt
0.13%, 01/30/26(a)	GBP	534	612,217
0.13%, 01/31/28(a)	GBP	427	452,092
0.25%, 01/31/25(a)	GBP	2,115	2,528,084
0.25%, 07/31/31(a)	GBP	1,456	1,366,849
0.38%, 10/22/26(a)	GBP	1,465	1,636,821
0.38%, 10/22/30(a)	GBP	1,058	1,033,952
0.50%, 01/31/29(a)	GBP	2,368	2,459,136
0.50%, 10/22/61(a)	GBP	1,363	537,531
0.63%, 06/07/25(a)	GBP	940	1,114,545
0.63%, 07/31/35(a)	GBP	704	591,055
0.63%, 10/22/50(a)	GBP	953	495,817
0.88%, 10/22/29(a)	GBP	1,060	1,109,910
0.88%, 07/31/33(a)	GBP	1,862	1,732,458
0.88%, 01/31/46(a)	GBP	806	510,984
1.00%, 01/31/32(a)	GBP	1,704	1,682,108
1.13%, 01/31/39(a)	GBP	898	725,581
1.13%, 10/22/73(a)	GBP	1,056	512,001
Security	Par/ Shares (000)		Value

United Kingdom (continued)
1.25%, 07/22/27(a)	GBP	950	$1,075,197
1.25%, 10/22/41(a)	GBP	1,404	1,087,400
1.25%, 07/31/51(a)	GBP	1,461	928,112
1.50%, 07/22/26(a)	GBP	1,014	1,187,412
1.50%, 07/22/47(a)	GBP	1,197	870,086
1.50%, 07/31/53(a)	GBP	813	542,653
1.63%, 10/22/28(a)	GBP	527	590,297
1.63%, 10/22/54(a)	GBP	770	527,984
1.63%, 10/22/71(a)	GBP	600	370,991
1.75%, 09/07/37(a)	GBP	1,548	1,431,562
1.75%, 01/22/49(a)	GBP	925	701,931
1.75%, 07/22/57(a)	GBP	783	548,956
2.00%, 09/07/25(a)	GBP	200	241,526
2.50%, 07/22/65(a)	GBP	746	630,932
3.25%, 01/31/33(a)	GBP	1,131	1,334,190
3.25%, 01/22/44(a)	GBP	979	1,047,837
3.50%, 10/22/25(a)	GBP	1,995	2,466,576
3.50%, 01/22/45(a)	GBP	873	965,642
3.50%, 07/22/68(a)	GBP	822	895,727
3.75%, 01/29/38(a)	GBP	514	608,321
3.75%, 07/22/52(a)	GBP	807	919,772
3.75%, 10/22/53(a)	GBP	527	598,210
4.00%, 01/22/60(a)	GBP	797	960,557
4.13%, 01/29/27(a)	GBP	1,489	1,866,765
4.25%, 12/07/27(a)	GBP	868	1,099,644
4.25%, 06/07/32(a)	GBP	1,588	2,043,669
4.25%, 03/07/36(a)	GBP	840	1,065,077
4.25%, 09/07/39(a)	GBP	638	798,307
4.25%, 12/07/40(a)	GBP	1,254	1,564,742
4.25%, 12/07/46(a)	GBP	788	974,064
4.25%, 12/07/49(a)	GBP	507	627,950
4.25%, 12/07/55(a)	GBP	1,153	1,443,195
4.50%, 09/07/34(a)	GBP	703	915,728
4.50%, 12/07/42(a)	GBP	1,246	1,601,645
4.75%, 12/07/30(a)	GBP	640	847,261
4.75%, 12/07/38(a)	GBP	856	1,135,129
5.00%, 03/07/25(a)	GBP	834	1,069,319
6.00%, 12/07/28(a)	GBP	1,025	1,411,065
			58,277,139

Total Long-Term Investments — 99.1%
(Cost: $1,348,246,571)			1,166,981,367

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(d)(e)		320	320,000

Total Short-Term Securities — 0.0%
(Cost: $320,000)			320,000

Total Investments — 99.1%
(Cost: $1,348,566,571)			1,167,301,367

Other Assets Less Liabilities — 0.9%			10,152,708

Net Assets — 100.0%			$1,177,454,075

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
July 31, 2023

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$—	$(50,000	)(a)	$—	$—	$320,000	320	$22,626	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$1,166,981,367	$—	$1,166,981,367
Short-Term Securities
Money Market Funds	320,000	—	—	320,000
	$320,000	$1,166,981,367	$—	$1,167,301,367

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
ILS	Israeli Shekel